Retirement Benefits Plan - Summary of defined contribution plans (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Contribution Plans Explanatory [Abstract]
Defined contribution plans	$ 5,169	$ 4,567
401(k) matched savings plan	4,110	3,025
Net pension expense	$ 9,279	$ 7,592